FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value
Investments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1)
	December 31, 2025	December 31, 2024

Investments:
Mutual Funds	$611,552,355	$541,058,088
Fulton Financial Corporation Common Stock	22,015,333	22,084,006
Total	$633,567,688	$563,142,094